UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St.
Suite 325
Denver, CO 80206

(Name and address of agent for service):	David J. Corkins
100 Fillmore St.
Suite 325
Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2017

Date of reporting period:	March 31, 2017

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
Common Stocks - 95.6%
Consumer Discretionary - 17.6%
Diversified Consumer Services - 4.6%
Grand Canyon Education, Inc.[1]	309,138	$ 22,137,372
ServiceMaster Global Holdings, Inc.[1]	1,006,253	42,011,063
		64,148,435
Hotels, Restaurants & Leisure - 1.5%
Dunkin' Brands Group, Inc.	367,173	20,077,020
Leisure Products - 1.1%
Polaris Industries, Inc.[2]	188,960	15,834,848
Media - 1.6%
National CineMedia, Inc.	1,779,738	22,478,091
Specialty Retail - 5.0%
Dick's Sporting Goods, Inc.[2]	244,147	11,880,193
Five Below, Inc.[1,2]	259,474	11,237,819
Hibbett Sports, Inc.[1,2]	297,336	8,771,412
Monro Muffler Brake, Inc.[2]	156,627	8,160,267
Sally Beauty Holdings, Inc.[1,2]	1,397,026	28,555,211
		68,604,902
Textiles, Apparel & Luxury Goods - 3.8%
Carter's, Inc.	336,823	30,246,705
Wolverine World Wide, Inc.	895,927	22,371,297
		52,618,002
Total Consumer Discretionary		243,761,298
Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.	84,743	9,512,402
Total Consumer Staples		9,512,402
Energy - 1.5%
Energy Equipment & Services - 1.5%
Dril-Quip, Inc.[1,2]	102,388	5,585,265
RigNet, Inc.[1]	725,135	15,554,146
Total Energy		21,139,411
Financials - 6.6%
Capital Markets - 5.8%
CBOE Holdings	134,759	10,924,912
Financial Engines, Inc.[2]	503,166	21,912,879
LPL Financial Holdings, Inc.	839,202	33,425,416
WisdomTree Investments, Inc.[2]	1,555,164	14,120,889
		80,384,096
Commercial Banks - 0.8%
Bank of the Ozarks, Inc.	196,123	10,200,357
Total Financials		90,584,453
	Shares	Value
Health Care - 21.1%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc.[1,2]	144,291	$ 7,394,914
Atara Biotherapeutics, Inc. [1,2]	307,706	6,323,358
Bluebird Bio, Inc.[1,2]	83,618	7,600,876
DBV Technologies SA ADR (France)[1,2]	186,154	6,556,344
Dyax Corp. CVR[1]	316,946	351,810
Exact Sciences Corp.[1,2]	570,832	13,483,052
Juno Therapeutics, Inc. [1,2]	310,807	6,896,808
Neurocrine Biosciences, Inc.[1,2]	166,884	7,226,077
		55,833,239
Health Care Equipment & Supplies - 8.8%
ABIOMED, Inc.[1]	76,903	9,628,256
Align Technology, Inc.[1]	66,248	7,599,308
Cooper Cos., Inc. (The)[2]	85,998	17,190,140
DexCom, Inc.[1]	131,657	11,155,298
Endologix, Inc.[1,2]	1,480,030	10,715,417
Insulet Corp.[1,2]	157,592	6,790,639
Nevro Corp. [1,2]	69,488	6,511,026
Novadaq Technologies, Inc.[1,2]	832,717	6,486,865
Quidel Corp.[1]	298,579	6,759,829
Spectranetics Corp. (The)[1]	482,388	14,049,550
STERIS Plc	347,600	24,144,296
		121,030,624
Health Care Providers & Services - 1.9%
MEDNAX [1]	191,755	13,303,962
Patterson Cos, Inc.[2]	275,393	12,456,025
		25,759,987
Health Care Technology - 1.9%
athenahealth, Inc.[1,2]	106,432	11,993,822
Medidata Solutions, Inc.[1]	240,898	13,897,406
		25,891,228
Life Sciences Tools & Services - 2.1%
INC Research Holdings, Inc. Class A1	627,464	28,769,224
Pharmaceuticals - 2.4%
Catalent Inc. [1]	464,840	13,164,269
Moderna Therapeutics , Inc. Acquisition Date: 8/8/16, Cost $5,764,948[1,3,4]	656,600	5,764,948
Prestige Brands Holdings, Inc.[1]	119,030	6,613,307
Revance Therapeutics, Inc.[1,2]	397,805	8,274,344
		33,816,868
Total Health Care		291,101,170
Industrials - 26.1%
Aerospace & Defense - 1.9%
HEICO Corp. Class A	347,987	26,099,025
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares	Value
Air Freight & Logistics - 1.4%
Forward Air Corp.	401,827	$ 19,114,910
Building Products - 0.6%
ALLEGION Plc	114,432	8,662,502
Commercial Services & Supplies - 3.8%
Clean Harbors, Inc.[1]	523,429	29,113,121
Multi-Color Corp.	190,170	13,502,070
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	310,309	10,209,166
		52,824,357
Electrical Equipment - 2.4%
Sensata Technologies Holding N.V. (Netherlands)[1]	754,595	32,953,164
Machinery - 5.7%
John Bean Technologies Corp.	73,975	6,506,101
Kennametal, Inc.	300,854	11,802,503
Proto Labs, Inc.[1,2]	238,146	12,169,261
Tennant Co.	276,385	20,079,370
Wabtec Corp.[2]	238,237	18,582,486
Woodward, Inc.	143,520	9,747,878
		78,887,599
Marine - 1.6%
Kirby Corp.[1,2]	316,063	22,298,245
Professional Services - 5.6%
Advisory Board Co. (The)[1]	150,356	7,036,661
CEB, Inc.	503,703	39,591,056
TriNet Group, Inc.[1]	1,053,367	30,442,306
		77,070,023
Road & Rail - 2.0%
Heartland Express, Inc.[2]	925,369	18,553,648
Roadrunner Transportation Systems, Inc.[1]	432,762	2,973,075
Saia, Inc.[1]	134,729	5,968,495
		27,495,218
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. Class A	146,201	15,023,615
Total Industrials		360,428,658
Information Technology - 21.1%
Electronic Equipment & Instruments - 2.7%
CDW Corp.	349,926	20,194,230
Trimble Navigation Ltd.[1]	547,515	17,525,955
		37,720,185
Internet Software & Services - 6.7%
2U, Inc.[1,2]	694,940	27,561,320
ChannelAdvisor Corp.[1]	785,484	8,758,147
Cimpress, N.V. (Netherlands)[1,2]	126,970	10,943,544
CoStar Group, Inc.[1]	52,888	10,959,451
	Shares	Value
New Relic, Inc. [1,2]	340,902	$ 12,637,237
Shutterstock, Inc.[1,2]	335,089	13,855,930
SPS Commerce, Inc.[1]	122,105	7,141,922
		91,857,551
IT Services - 3.2%
Euronet Worldwide, Inc.[1]	93,056	7,958,149
Gartner, Inc.[1]	194,712	21,026,949
MAXIMUS, Inc.	253,492	15,767,202
		44,752,300
Software - 7.0%
Barracuda Networks, Inc.[1]	317,509	7,337,633
Cadence Design Systems, Inc.[1]	908,682	28,532,615
Callidus Software, Inc.[1]	637,252	13,605,330
Descartes Systems Group, Inc. (The)[1]	511,211	11,706,732
RealPage, Inc.[1]	277,820	9,695,918
SS&C Technologies Holdings, Inc.[2]	730,799	25,870,285
		96,748,513
Technology Hardware, Storage & Peripherals - 1.5%
3D Systems[1,2]	520,645	7,788,849
Stratasys Ltd.[1,2]	639,091	13,094,975
		20,883,824
Total Information Technology		291,962,373
Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
National Storage Affiliates Trust	547,996	13,097,104
Total Real Estate		13,097,104
Total Common Stocks - 95.6% (Cost $1,084,649,288)		1,321,586,869

Shares/ Principal Amount
Short-Term Investments - 13.2%
Repurchase Agreements - 13.2%
Citigroup Global Markets, Inc., dated 3/31/17, due 4/3/17, 0.81%, total to be received $42,666,972 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 11.50%, 4/1/17 - 6/1/52, totaling $43,517,374)	$42,664,092	42,664,092

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares/ Principal Amount	Value
HSBC Securities, Inc., dated 3/31/17, due 4/3/17, 0.78%, total to be received $38,807,810 (collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% - 6.50%, 9/1/23 - 11/1/46, totaling $39,581,429)	$38,805,288	$ 38,805,288
Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/17, due 4/3/17, 0.83%, total to be received $42,667,043 (collateralized by various U.S. Government Sponsored Agency Obligations, 1.84% - 7.00%, 5/1/17 - 12/1/46, totaling $43,517,374)	42,664,092	42,664,092
NBC Ltd. dated 3/31/17, due 4/3/17, 0.90%, total to be received $16,503,923 (collateralized by various U.S. Treasury Obligations, 1.25% - 4.63%, 8/15/21 - 9/9/49, totaling $16,832,739)	16,502,685	16,502,685
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 3/31/17, due 4/3/17, 0.80%, total to be received $42,666,936 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.00% - 7.00%, 7/15/17 - 7/1/55, totaling $43,517,373)	$42,664,092	$ 42,664,092
Total Repurchase Agreements		183,300,249
Total Investments - 108.8% (Cost $1,267,949,537)		1,504,887,118
Liabilities in Excess of Other Assets - (8.8)%		(121,840,482)
Net Assets - 100.0%		$1,383,046,636

ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2017. Total value of such securities at period-end amounts to $250,120,260 and represents 18.08% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $5,764,948 and represents 0.42% of net assets.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
Common Stocks - 88.2%
Consumer Discretionary - 9.4%
Diversified Consumer Services - 0.6%
Regis Corp.[1]	297,601	$ 3,487,884
Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	222,433	12,694,251
Leisure Products - 0.6%
Polaris Industries, Inc.[2]	41,000	3,435,800
Media - 2.2%
Lions Gate Entertainment Corp. Class A (Canada)[2]	170,000	4,515,200
Lions Gate Entertainment Corp. Class B (Canada)[1]	214,000	5,217,320
National CineMedia, Inc.	275,000	3,473,250
		13,205,770
Specialty Retail - 2.8%
Dick's Sporting Goods, Inc.	201,806	9,819,880
Five Below, Inc.[1,2]	155,511	6,735,181
		16,555,061
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc. (Canada)[2]	233,000	6,300,320
Total Consumer Discretionary		55,679,086
Consumer Staples - 3.7%
Beverages - 1.8%
Diageo Plc ADR[2]	88,512	10,230,217
Food Products - 1.9%
Nomad Foods Ltd.[1,2]	994,000	11,381,300
Total Consumer Staples		21,611,517
Energy - 6.9%
Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc. [2]	35,887	2,388,998
Oil, Gas & Consumable Fuels - 6.5%
California Resources Corp.[1,2]	326,271	4,907,116
EOG Resources, Inc.	189,826	18,517,526
TOTAL SA ADR[1,2]	296,000	14,924,320
		38,348,962
Total Energy		40,737,960
Financials - 7.6%
Capital Markets - 1.6%
Oaktree Capital Group LLC	215,970	9,783,441
Commercial Banks - 6.0%
Bank of Hawaii Corp.[2]	103,968	8,562,805
Citizens Financial Group Inc.	251,409	8,686,181
U.S. Bancorp[1]	352,000	18,128,000
		35,376,986
Total Financials		45,160,427
	Shares	Value
Health Care - 9.9%
Biotechnology - 6.0%
Agios Pharmaceuticals, Inc.[1,2]	125,000	$ 7,300,000
Celgene Corp.[1]	134,000	16,673,620
Juno Therapeutics, Inc. [1,2]	251,796	5,587,353
Neurocrine Biosciences, Inc.[1,2]	139,022	6,019,653
		35,580,626
Life Sciences Tools & Services - 2.3%
Accelerate Diagnostics, Inc. [1,2]	337,769	8,174,010
Pacific Biosciences of California, Inc.[1,2]	1,097,477	5,673,956
		13,847,966
Pharmaceuticals - 1.6%
Nektar Therapeutics [1]	398,997	9,364,459
Total Health Care		58,793,051
Industrials - 7.9%
Aerospace & Defense - 1.3%
KLX, Inc.[1]	170,000	7,599,000
Electrical Equipment - 1.8%
EnerSys, Inc.	138,000	10,893,720
Machinery - 2.7%
Xylem, Inc.	316,610	15,900,154
Road & Rail - 1.1%
Union Pacific Corp.	59,370	6,288,471
Trading Companies & Distributors - 1.0%
H&E Equipment Services, Inc.[2]	243,487	5,970,301
Total Industrials		46,651,646
Information Technology - 27.5%
Electronic Equipment & Instruments - 3.0%
Trimble Navigation Ltd.[1]	277,156	8,871,763
Zebra Technologies Corp. Class A1	99,000	9,033,750
		17,905,513
Internet Software & Services - 0.5%
Benefitfocus, Inc.[1]	110,000	3,074,500
IT Services - 4.8%
Acxiom Corp.[1]	366,645	10,438,383
CACI International, Inc. Class A	153,800	18,040,740
		28,479,123
Semiconductors - 6.1%
Mellanox Technologies Ltd.[1,2]	279,282	14,229,418
Micron Technology, Inc.[1]	450,772	13,027,311
NVIDIA Corp.	81,742	8,904,156
		36,160,885
Software - 9.6%
FireEye, Inc.[1,2]	503,049	6,343,448
Microsoft Corp.	383,200	25,237,552
Silver Spring Networks, Inc.[1]	610,303	6,890,321
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares	Value
Verint Systems, Inc.[1]	417,000	$ 18,087,375
		56,558,696
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	146,000	20,974,360
Total Information Technology		163,153,077
Materials - 8.0%
Chemicals - 1.4%
Agrium, Inc.[2]	88,777	8,482,642
Construction Materials - 2.5%
Summit Materials Inc. Class A1	351,500	8,685,565
U.S. Concrete, Inc.[1,2]	97,200	6,274,260
		14,959,825
Containers & Packaging - 1.8%
Owens-Illinois, Inc.[1]	512,200	10,438,636
Metals & Mining - 2.3%
Freeport-McMoRan, Inc.[1]	444,655	5,940,591
Newmont Mining Corp.	236,000	7,778,560
		13,719,151
Total Materials		47,600,254
Real Estate - 5.3%
Equity Real Estate Investment Trusts (REITS) - 1.9%
Rayonier, Inc.	406,080	11,508,307
Real Estate Management & Development - 3.4%
Alexander & Baldwin, Inc.	446,677	19,886,060
Total Real Estate		31,394,367
Telecommunication Services - 1.5%
Diversified Telecommunications - 1.5%
Iridium Communications, Inc.[1,2]	935,515	9,027,720
Total Telecommunication Services		9,027,720
Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd.[1,2]	160,000	2,731,200
Total Utilities		2,731,200
Total Common Stocks - 88.2% (Cost $401,440,187)		522,540,305

	Shares/ Principal Amount	Value
Short-Term Investments - 14.1%
Repurchase Agreements - 14.1%
Citigroup Global Markets, Inc., dated 3/31/17, due 4/3/17, 0.81%, total to be received $19,368,320 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 11.50%, 4/1/17 - 6/1/52, totaling $19,754,353)	$19,367,013	$ 19,367,013
HSBC Securities, Inc., dated 3/31/17, due 4/3/17, 0.78%, total to be received $19,368,272 (collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% - 6.50%, 9/1/23 - 11/1/46, totaling $19,754,371)	19,367,013	19,367,013
Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/17, due 4/3/17, 0.83%, total to be received $19,368,353 (collateralized by various U.S. Government Sponsored Agency Obligations, 1.84% - 7.00%, 5/1/17 - 12/1/46, totaling $19,754,353)	19,367,013	19,367,013
RBC Dominion Securities Inc., dated 3/31/17, due 4/3/17, 0.80%, total to be received $19,368,304 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.00% - 7.00%, 7/15/17 - 7/1/55, totaling $19,754,354)	19,367,013	19,367,013

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares/ Principal Amount	Value
Royal Bank of Scotland Plc. dated 3/31/17, due 4/3/17, 0.78%, total to be received $5,740,045 (collateralized by various U.S. Treasury Obligations, 0.39% - 2.25%, 4/30/17 - 7/31/18, totaling $5,854,518)	$ 5,739,672	$ 5,739,672
Total Repurchase Agreements		83,207,724
Total Investments - 102.3% (Cost $484,647,911)		605,748,029
Liabilities in Excess of Other Assets - (2.3)%		(13,362,972)
Net Assets - 100.0%		$592,385,057
ADR—American Depositary Receipt
Plc—Public Limited Company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2017. Total value of such securities at period-end amounts to $105,661,553 and represents 17.84% of net assets.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
Common Stocks - 89.3%
Consumer Discretionary - 16.2%
Hotels, Restaurants & Leisure - 7.4%
Las Vegas Sands Corp.	28,888	$ 1,648,638
Starbucks Corp.	34,486	2,013,638
		3,662,276
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.[1]	2,011	1,782,832
Media - 3.2%
Walt Disney Co. (The)	14,002	1,587,687
Specialty Retail - 2.0%
TJX Companies, Inc. (The)	12,529	990,793
Total Consumer Discretionary		8,023,588
Consumer Staples - 5.2%
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	9,334	1,565,219
Tobacco - 2.0%
Altria Group, Inc.	13,951	996,380
Total Consumer Staples		2,561,599
Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
California Resources Corp.[1,2]	93,237	1,402,284
Cheniere Energy, Inc.[1,2]	10,000	472,700
EOG Resources, Inc.	5,300	517,015
Total Energy		2,391,999
Financials - 7.7%
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	9,461	566,430
Commercial Banks - 6.6%
Citigroup, Inc.	16,000	957,120
JPMorgan Chase & Co.	10,732	942,699
U.S. Bancorp[1]	26,054	1,341,781
		3,241,600
Total Financials		3,808,030
Health Care - 12.3%
Biotechnology - 11.0%
Alnylam Pharmaceuticals, Inc.[1,2]	22,960	1,176,700
Celgene Corp.[1]	12,134	1,509,834
Exact Sciences Corp.[1,2]	37,338	881,923
Gilead Sciences, Inc.	11,734	796,973
Vertex Pharmaceuticals, Inc. [1]	10,000	1,093,500
		5,458,930
Life Sciences Tools & Services - 1.3%
Accelerate Diagnostics, Inc. [1,2]	25,484	616,713
Total Health Care		6,075,643
	Shares	Value
Industrials - 5.5%
Air Freight & Logistics - 2.2%
United Parcel Service, Inc. Class B	9,997	$ 1,072,678
Professional Services - 3.3%
Equifax, Inc.	12,000	1,640,880
Total Industrials		2,713,558
Information Technology - 27.2%
Internet Software & Services - 7.2%
Alphabet, Inc. Class A1	1,867	1,582,843
Facebook, Inc. Class A1	14,002	1,988,984
		3,571,827
IT Services - 3.0%
MasterCard, Inc. Class A	5,539	622,971
Visa, Inc. Class A	9,301	826,580
		1,449,551
Semiconductors - 7.0%
NVIDIA Corp.	18,655	2,032,089
QUALCOMM, Inc.	25,204	1,445,197
		3,477,286
Software - 4.6%
Microsoft Corp.	34,538	2,274,673
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	18,669	2,681,989
Total Information Technology		13,455,326
Materials - 7.6%
Chemicals - 3.6%
Dow Chemical Co. (The)	7,592	482,396
Mosaic Co. (The)	45,000	1,313,100
		1,795,496
Metals & Mining - 4.0%
Royal Gold, Inc.	28,003	1,961,610
Total Materials		3,757,106
Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc.[1]	11,669	753,701
Total Telecommunication Services		753,701
Utilities - 1.3%
Multi-Utilities - 1.3%
Dominion Resources, Inc.	8,000	620,560
Total Utilities		620,560
Total Common Stocks - 89.3% (Cost $34,891,230)		44,161,110
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares	Value
Exchange Traded Funds - 0.4%
Sprott Physical Gold Trust[1,2]	20,000	$ 204,400
Total Exchange Traded Funds - 0.4% (Cost $194,190)		204,400

	Principal Amount
Corporate Bonds - 5.9%
Energy - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
California Resources Corp., 8.00%, 12/15/22	$3,616,000	2,938,000
Total Corporate Bonds - 5.9% (Cost $1,793,829)		2,938,000

	Number of Contracts
Call Options Purchased - 0.0%
Royal Gold, Inc. Expiring January 18, 2019 at $100.00	50	24,000
Twitter, Inc. Expiring January 19, 2018 at $30.00	250	2,750
Total Call Options Purchased - 0.0% (Cost $96,656)		26,750
Put Option Purchased - 0.1%
Netflix, Inc. Expiring January 19, 2018 at $100.00	100	28,600
Total Put Option Purchased - 0.1% (Cost $60,942)		28,600

Shares/ Principal Amount
Short-Term Investments - 8.9%
Repurchase Agreements - 8.9%
Citigroup Global Markets, Inc., dated 3/31/17, due 4/3/17, 0.81%, total to be received $1,023,047 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 11.50%, 4/1/17 - 6/1/52, totaling $1,043,438)	$1,022,978	1,022,978
	Shares/ Principal Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/17, due 4/3/17, 0.83%, total to be received $1,023,049 (collateralized by various U.S. Government Sponsored Agency Obligations, 1.84% - 7.00%, 5/1/17 - 12/1/46, totaling $1,045,437)	$1,022,978	$ 1,022,978
NBC Ltd. dated 3/31/17, due 4/3/17, 0.90%, total to be received $1,023,055 (collateralized by various U.S. Treasury Obligations, 1.25% - 4.63%, 8/15/21 - 9/9/49, totaling $1,043,438)	1,022,978	1,022,978
RBC Dominion Securities Inc., dated 3/31/17, due 4/3/17, 0.80%, total to be received $1,023,046 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.00% - 7.00%, 7/15/17 - 7/1/55, totaling $1,043,438)	1,022,978	1,022,978
Royal Bank of Scotland Plc. dated 3/31/17, due 4/3/17, 0.78%, total to be received $303,188 (collateralized by various U.S. Government Sponsored Agency Obligations, 0.39% - 2.25%, 4/30/17 - 7/31/18, totaling $309,234)	303,168	303,168
Total Repurchase Agreements		4,395,080
Total Investments - 104.6% (Cost $41,431,927)		51,753,940
Liabilities in Excess of Other Assets - (4.6)%		(2,287,708)
Net Assets - 100.0%		$49,466,232

Shares
Securities Sold Short - (7.9)%
Consumer Discretionary - (4.9)%
Hotels, Restaurants & Leisure - (1.7)%
McDonald's Corp.	(6,500)	(842,465)

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares	Value
Textiles, Apparel & Luxury Goods - (1.2)%
Deckers Outdoor Corp.[1]	(10,000)	$ (597,300)
Internet & Direct Marketing Retail - (2.0)%
Netflix, Inc.[1]	(6,500)	(960,765)
Total Consumer Discretionary		(2,400,530)
Consumer Staples - (1.8)%
Household Products - (1.8)%
Procter & Gamble Co. (The)	(10,000)	(898,500)
Total Consumer Staples		(898,500)
Information Technology - (1.2)%
Software - (1.2)%
VMware, Inc. Class A1	(6,500)	(598,910)
Total Information Technology		(598,910)
Total Securities - (7.9%) (Proceeds $(3,423,467))		$(3,897,940)
	Number of Contracts	Value
Put Option Written - (0.0)%
Netflix, Inc. Expiring January 19, 2018 at $65.00	(100)	$(2,000)
Total Put Option Written - (0.0)% (Premium received $(13,319))		$(2,000)

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2017. Total value of such securities at period-end amounts to $4,341,104 and represents 8.78% of net assets.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
Common Stocks - 90.5%
Consumer Discretionary - 15.6%
Diversified Consumer Services - 3.0%
Avista Healthcare Public Acquisition Corp.[1]	668,153	$ 6,868,613
Easterly Acquisition Corp.[1]	243,726	2,437,260
Grand Canyon Education, Inc.[1]	153,296	10,977,526
		20,283,399
Hotels, Restaurants & Leisure - 1.9%
Del Frisco's Restaurant Group, Inc.[1]	185,333	3,345,261
Dunkin' Brands Group, Inc.	62,260	3,404,377
Playa Hotels & Resorts, N.V.[1]	591,516	6,210,918
		12,960,556
Leisure Products - 1.2%
Malibu Boats, Inc. Class A1	372,861	8,370,730
Media - 1.0%
National CineMedia, Inc.	555,391	7,014,588
Specialty Retail - 4.8%
Boot Barn Holdings, Inc. [1,2]	264,517	2,616,073
Five Below, Inc.[1,2]	128,305	5,556,890
Hibbett Sports, Inc.[1,2]	146,435	4,319,832
Monro Muffler Brake, Inc.	67,009	3,491,169
Sally Beauty Holdings, Inc.[1,2]	692,875	14,162,365
Winmark Corp.[2]	26,992	3,050,096
		33,196,425
Textiles, Apparel & Luxury Goods - 3.7%
Carter's, Inc.	159,799	14,349,950
Wolverine World Wide, Inc.[2]	451,161	11,265,490
		25,615,440
Total Consumer Discretionary		107,441,138
Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.[2]	46,976	5,273,056
Total Consumer Staples		5,273,056
Energy - 2.0%
Energy Equipment & Services - 0.7%
RigNet, Inc.[1]	206,009	4,418,893
Oil, Gas & Consumable Fuels - 1.3%
Evolution Petroleum Corp.	1,154,487	9,235,896
Total Energy		13,654,789
Financials - 3.4%
Capital Markets - 2.9%
Financial Engines, Inc.	215,198	9,371,873
PennantPark Investment Corp.	414,103	3,370,798
	Shares	Value
WisdomTree Investments, Inc.[2]	772,910	$ 7,018,023
		19,760,694
Insurance - 0.5%
Trupanion, Inc. [1,2]	247,455	3,518,810
Total Financials		23,279,504
Health Care - 21.0%
Biotechnology - 7.1%
Atara Biotherapeutics, Inc. [1,2]	230,603	4,738,892
Bluebird Bio, Inc.[1,2]	41,460	3,768,714
Chimerix, Inc. [1]	569,482	3,633,295
DBV Technologies SA ADR (France)[1,2]	92,856	3,270,388
Exact Sciences Corp.[1,2]	286,434	6,765,571
Heron Therapeutics, Inc.[1,2]	251,964	3,779,460
Immunomedics, Inc.[1,2]	812,323	5,255,730
Neurocrine Biosciences, Inc.[1]	79,608	3,447,026
Repligen Corp.[1]	100,562	3,539,782
Syndax Pharmaceuticals, Inc.[1]	266,490	3,656,243
Versartis, Inc.[1]	171,702	3,665,838
Xencor, Inc. [1]	141,267	3,379,107
		48,900,046
Health Care Equipment & Supplies - 5.4%
CryoLife, Inc.[1]	214,420	3,570,093
Endologix, Inc.[1,2]	786,130	5,691,581
Entellus Medical, Inc.[1,2]	255,452	3,525,238
Insulet Corp.[1,2]	79,940	3,444,615
Merit Medical Systems, Inc.[1]	125,505	3,627,094
Nevro Corp. [1,2]	35,084	3,287,371
Novadaq Technologies, Inc.[1,2]	422,765	3,293,339
Quidel Corp.[1]	163,142	3,693,535
Spectranetics Corp. (The)[1,2]	243,552	7,093,452
		37,226,318
Health Care Providers & Services - 0.2%
National Research Corp. Class A	63,034	1,241,770
Health Care Technology - 2.3%
athenahealth, Inc.[1,2]	46,716	5,264,426
HealthStream, Inc.[1]	161,887	3,922,522
Medidata Solutions, Inc.[1]	121,626	7,016,604
		16,203,552
Life Sciences Tools & Services - 3.2%
Accelerate Diagnostics, Inc. [1,2]	207,999	5,033,575
INC Research Holdings, Inc. Class A1	311,281	14,272,234
Pacific Biosciences of California, Inc.[1,2]	615,988	3,184,658
		22,490,467
Pharmaceuticals - 2.8%
Catalent Inc. [1]	230,129	6,517,253
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	10	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares	Value
Kiniksa Pharmaceuticals Ltd. Acquisition Date: 3/8/17, Cost $2,008,733[1,3,4]	790,000	$ 2,008,733
NeuroDerm Ltd.[1]	137,490	3,650,360
Prestige Brands Holdings, Inc.[1]	58,918	3,273,484
Revance Therapeutics, Inc.[1,2]	185,790	3,864,432
		19,314,262
Total Health Care		145,376,415
Industrials - 25.4%
Aerospace & Defense - 1.3%
HEICO Corp. Class A	69,433	5,207,475
TASER International, Inc.[1,2]	154,315	3,516,839
		8,724,314
Air Freight & Logistics - 1.4%
Forward Air Corp.	199,896	9,509,053
Commercial Services & Supplies - 9.2%
Clean Harbors, Inc.[1]	153,273	8,525,044
Heritage-Crystal Clean, Inc.[1]	994,756	13,628,157
Hudson Technologies, Inc.[1]	551,608	3,640,613
InnerWorkings, Inc.[1]	1,239,881	12,349,215
Multi-Color Corp.	100,126	7,108,946
Ritchie Bros. Auctioneers, Inc. (Canada)	159,845	5,258,901
SP Plus Corp.[1]	385,399	13,007,216
		63,518,092
Machinery - 3.8%
Graham Corp.	147,620	3,395,260
John Bean Technologies Corp.	37,333	3,283,438
Kennametal, Inc.	134,135	5,262,116
Proto Labs, Inc.[1,2]	139,692	7,138,261
Tennant Co.	98,608	7,163,871
		26,242,946
Marine - 1.6%
Kirby Corp.[1]	152,953	10,790,834
Professional Services - 6.3%
Advisory Board Co. (The)[1]	76,045	3,558,906
CEB, Inc.	259,224	20,375,006
TriNet Group, Inc.[1]	505,936	14,621,550
TrueBlue, Inc.[1]	189,390	5,179,817
		43,735,279
Road & Rail - 1.8%
Heartland Express, Inc.[2]	405,904	8,138,375
Roadrunner Transportation Systems, Inc.[1]	139,345	957,300
Saia, Inc.[1]	80,698	3,574,922
		12,670,597
Total Industrials		175,191,115
	Shares	Value
Information Technology - 20.6%
Electronic Equipment & Instruments - 1.2%
CTS Corp.	236,745	$ 5,042,669
Mesa Laboratories, Inc.	28,693	3,520,631
		8,563,300
Internet Software & Services - 10.3%
2U, Inc.[1]	332,584	13,190,282
Actua Corp.[1]	494,910	6,953,486
Carbonite, Inc.[1]	313,941	6,373,002
ChannelAdvisor Corp.[1]	541,247	6,034,904
Cimpress, N.V. (Netherlands)[1,2]	63,828	5,501,335
comScore, Inc.[1,2]	124,917	2,696,958
Envestnet, Inc.[1]	148,068	4,782,596
LivePerson, Inc.[1]	603,868	4,136,496
New Relic, Inc. [1,2]	167,715	6,217,195
Shutterstock, Inc.[1,2]	185,712	7,679,191
SPS Commerce, Inc.[1]	62,116	3,633,165
Xactly Corp.[1]	298,744	3,555,054
		70,753,664
IT Services - 1.6%
Euronet Worldwide, Inc.[1]	40,720	3,482,374
Forrester Research, Inc.	93,835	3,729,941
Presidio, Inc.[1]	260,494	4,033,750
		11,246,065
Software - 5.9%
Barracuda Networks, Inc.[1]	149,391	3,452,426
Blackline, Inc.[1,2]	61,380	1,826,669
Callidus Software, Inc.[1]	430,261	9,186,072
Descartes Systems Group, Inc. (The)[1]	227,421	5,207,941
Everbridge, Inc.[1,2]	192,173	3,945,312
Exa Corp.[1]	686,286	8,715,832
QAD, Inc. Class A	135,282	3,767,604
RealPage, Inc.[1]	123,075	4,295,317
		40,397,173
Technology Hardware, Storage & Peripherals - 1.6%
3D Systems[1,2]	315,827	4,724,772
Stratasys Ltd.[1,2]	323,544	6,629,416
		11,354,188
Total Information Technology		142,314,390
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 1.2%
Jernigan Capital, Inc.	152,294	3,508,854
National Storage Affiliates Trust	202,016	4,828,182
		8,337,036

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	11	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
	Shares	Value
Real Estate Management & Development - 0.6%
FirstService Corp.	64,936	$ 3,915,641
Total Real Estate		12,252,677
Total Common Stocks - 90.5% (Cost $544,113,671)		624,783,084
Warrants - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Playa Hotels & Resorts, N.V.[1]	495,499	379,057
Total Consumer Discretionary		379,057

	Shares/ Principal Amount
Short-Term Investments - 13.4%
Repurchase Agreements - 13.4%
Citigroup Global Markets, Inc., dated 3/31/17, due 4/3/17, 0.81%, total to be received $21,562,599 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 11.50%, 4/1/17 - 6/1/52, totaling $21,992,367)	$21,561,144	21,561,144
HSBC Securities, Inc., dated 3/31/17, due 4/3/17, 0.78%, total to be received $21,562,545 (collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% - 6.50%, 9/1/23 - 11/1/46, totaling $21,992,387)	21,561,144	21,561,144
	Shares/ Principal Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., dated 3/31/17, due 4/3/17, 0.83%, total to be received $21,562,635 (collateralized by various U.S. Government Sponsored Agency Obligations, 1.84% - 7.00%, 5/1/17 - 12/1/46, totaling $21,992,367)	$21,561,144	$ 21,561,144
RBC Dominion Securities Inc., dated 3/31/17, due 4/3/17, 0.80%, total to be received $21,562,581 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.00% - 7.00%, 7/15/17 - 7/1/55, totaling $21,992,366)	21,561,144	21,561,144
Royal Bank of Scotland Plc. dated 3/31/17, due 4/3/17, 0.78%, total to be received $6,390,257 (collateralized by various U.S. Treasury Obligations, 0.39% - 2.25%, 4/30/17 - 7/31/18, totaling $6,517,698)	6,389,842	6,389,842
Total Repurchase Agreements		92,634,418
Total Investments - 104.0% (Cost $636,949,058)		717,796,559
Liabilities in Excess of Other Assets - (4.0)%		(27,764,994)
Net Assets - 100.0%		$690,031,565

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	12	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2017 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

[1]	Non-income producing securities
[2]	All or portion of this security is on loan at March 31, 2017. Total value of such securities at period-end amounts to $108,258,559 and represents 15.69% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $2,008,733 and represents 0.29% of net assets.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	13	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments
March 31, 2017 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company.
The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.
The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
a.	Share Valuation: The net asset value ("NAV") of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Funds’ shares will not be priced on the days in which the New York Stock Exchange (NYSE) is closed for trading.
b.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.
Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Fund’s investments in the exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by Arrowpoint Asset Management, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Effective March 31, 2017, Arrowpoint Asset Management, LLC changed its name to ArrowMark Colorado Holdings, LLC. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

Meridian Funds	14	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2017 (Unaudited)

c.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of March 31, 2017 is as follows:

	Level 1	Level 2	Level 3	Total
Meridian Growth Fund
Common Stocks[1]	$ 1,315,470,111	$ 351,810	$ 5,764,948	$ 1,321,586,869
Short-Term Investments	—	183,300,249	—	183,300,249
Total Investments	$ 1,315,470,111	$ 183,652,059	$ 5,764,948	$ 1,504,887,118
Meridian Contrarian Fund
Common Stocks	$ 522,540,305	—	—	$ 522,540,305
Short-Term Investments	—	$ 83,207,724	—	83,207,724
Total Investments	$ 522,540,305	$ 83,207,724	—	$ 605,748,029
Meridian Equity Income Fund
Assets:
Common Stocks	$44,161,110	—	—	$44,161,110
Corporate Bonds	—	$2,938,000	—	2,938,000
Call Options Purchased	26,750	—	—	26,750
Exchange Traded Funds	204,400	—	—	204,400
Put Option Purchased	28,600	—	—	28,600
Short-Term Investments	—	4,395,080	—	4,395,080
Total Investments - Assets	$44,420,860	$7,333,080	—	$51,753,940
Liabilities:
Put Option Written	(2,000)	—	—	(2,000)
Securities Sold Short	(3,897,940)	—	—	(3,897,940)
Total Investments - Liabilities	$(3,899,940)	—	—	$(3,899,940)
Meridian Small Cap Growth Fund
Common Stocks	$622,774,351	—	$2,008,733	$624,783,084
Warrants	379,057	—	—	379,057

Meridian Funds	15	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Meridian Small Cap Growth Fund (continued)
Short-Term Investments	—	$92,634,418	—	$92,634,418
Total Investments	$623,153,408	$92,634,418	$2,008,733	$717,796,559
1 See above Schedule of Investments for values in each industry.
The Funds recognize transfers between levels as of the end of the period. During the three-months ended March 31, 2017 there were no reportable transfers between levels.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Meridian Growth Fund
	Beginning Balance 07/01/16	Total Purchases	Total Sales	Transfer Out	Ending Balance 3/31/17
Investments in Securities
Common Stocks	$ 667,772	$ 5,764,948	$ —	$ (667,772)	$ 5,764,948
Total Level 3	$ 667,772	$ 5,764,948	$ —	$ (667,772)	$ 5,764,948

Meridian Small Cap Growth Fund
	Beginning Balance 07/01/16	Total Purchases	Total Sales	Transfer Out	Ending Balance 3/31/17
Investments in Securities
Common Stocks	$ 126,226	$ 2,008,733	$ —	$ (126,226)	$ 2,008,733
Total Level 3	$ 126,226	$ 2,008,733	$ —	$ (126,226)	$ 2,008,733

2.	Other Investment Transactions
a.	Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
b.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.
The following table summarizes the securities received as collateral for securities lending.

Meridian Funds	16	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2017 (Unaudited)

	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 6.00%	04/13/17 - 11/15/46	$71,424,402
Contrarian Fund	U.S. Government Obligations	0.00% - 6.00%	04/13/17 - 11/15/46	24,664,330
Equity Income Fund	U.S. Government Obligations	-	-	-
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 6.00%	04/13/17 - 11/15/46	18,324,503
As of March 31, 2017, the total value of securities on loan for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $250,120,260, $105,661,553, $4,341,104, and $108,258,559, respectively. Securities on loan are footnoted in the Schedules of Investments. The total collateral value for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $254,704,651, $107,872,054, $4,395,080 and $110,958,921, respectively.
c.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At March 31, 2017, the market value of repurchase agreements or joint repurchase agreements outstanding for the Meridian Growth Fund, Meridian Contrarian Fund, Meridian Equity Income Fund, and the Meridian Small Cap Growth Fund were $183,300,249, $83,207,724, $4,395,080 and $92,634,418, respectively.
d.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.
e.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short

Meridian Funds	17	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2017 (Unaudited)

sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.
3.	Federal Income Tax Information: For U.S. federal income tax purposes, the aggregate cost of investments, aggregate gross unrealized appreciation and depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2017 were as follows:

	Aggregrate Cost	Aggregrate Gross Unrealized Appreciation	Aggregrate Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$1,272,035,323	$283,850,306	$(50,998,511)	$232,851,795
Contrarian Fund	487,200,915	121,844,079	(3,296,965)	118,547,114
Equity Income Fund	41,547,710	11,443,053	(1,236,823)	10,206,230
Small Cap Growth Fund	638,449,233	96,758,504	(17,411,178)	79,347,326

Meridian Funds	18	www.meridianfund.com

ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins Principal Executive Officer and President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins Principal Executive Officer and President

Date: May 26, 2017

By:	/s/ Derek J. Mullins
Derek J. Mullins Principal Financial Officer and Treasurer

Date: May 26, 2017